Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Total	Excercise Of Warrants [Member]	Capital stock [Member]	Capital stock [Member] Excercise Of Warrants [Member]	Preferred stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Excercise Of Warrants [Member]	Retained Earnings [Member]
Beginning balance, shares at Dec. 31, 2023			5,829		600,000
Beginning balance, value at Dec. 31, 2023	$ 55,543,849		$ 58		$ 6,000	$ 47,191,872		$ 8,345,919
Issuance of common stock (including the exercise of warrants) net of issuance costs, shares			98,627	579,387
Issuance of common stock (including the exercise of warrants) net of issuance costs, value	4,315,946		$ 986			4,314,960
Exercise of warrants share			98,627	579,387
Exercise of warrants value		$ 14,674,472		$ 5,794			$ 14,668,678
Stock-based compensation	126,480					126,480
Dividends declared on Series A preferred shares	(379,166)					0		(379,166)
Down round deemed dividend on Series A preferred shares						2,862,000		(2,862,000)
Net income (loss)	(7,970,332)							(7,970,332)
Ending balance, shares at Jun. 30, 2024			683,843		600,000
Ending balance, value at Jun. 30, 2024	66,311,249		$ 6,838		$ 6,000	69,163,990		(2,865,579)
Beginning balance, shares at Dec. 31, 2024			706,500		600,000
Beginning balance, value at Dec. 31, 2024	71,361,255		$ 7,065		$ 6,000	71,091,138		257,052
Issuance of common stock (including the exercise of warrants) net of issuance costs, shares				217,443
Exercise of warrants share				217,443
Exercise of warrants value		$ 790,535		$ 2,174			$ 788,361
Stock-based compensation	228,518					228,518
Dividends declared on Series A preferred shares	(377,083)							(377,083)
Down round deemed dividend on Series A preferred shares	1,818,000					1,818,000		(1,818,000)
Net income (loss)	2,588,391							2,588,391
Ending balance, shares at Jun. 30, 2025			923,943		600,000
Ending balance, value at Jun. 30, 2025	$ 74,591,616		$ 9,239		$ 6,000	$ 73,926,017		$ 650,360